Document and Entity Information	Jun. 15, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	NEWS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35769
Entity Tax Identification Number	46-2950970
Entity Address, Address Line One	1211 AVENUE OF THE AMERICAS
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	416-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001564708
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	NWSA
Security Exchange Name	NASDAQ
Common Class B [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.01 per share
Trading Symbol	NWS
Security Exchange Name	NASDAQ
Preferred Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ
Preferred Class B [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class B Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ